Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets
Cash and due from banks	$ 22,405	$ 21,453	$ 19,505	$ 15,705
Investment securities held-to-maturity		46,050
Loans	292,082	282,837
Financial Liabilities
Time deposits	42,894	44,554
Long-term debt	40,167	41,340
Carrying Amount [Member]
Financial Assets
Cash and due from banks	22,405	21,453
Federal funds sold and securities purchased under resale agreements	1,036	306
Investment securities held-to-maturity		46,050
Loans held for sale	45	21
Loans	292,082	282,837
Other	1,923	2,412
Financial Liabilities
Time deposits	42,894	44,554
Short-term borrowings	22,095	12,921
Long-term debt	40,167	41,340
Other	3,678	1,726
Fair Value [Member]
Financial Assets
Cash and due from banks	22,405	21,453
Federal funds sold and securities purchased under resale agreements	1,036	306
Investment securities held-to-maturity		44,964
Loans held for sale	43	21
Loans	297,241	284,790
Other	1,923	2,412
Financial Liabilities
Time deposits	42,831	44,140
Short-term borrowings	21,461	12,678
Long-term debt	41,077	41,003
Other	3,678	1,726
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks	22,405	21,453
Investment securities held-to-maturity		4,594
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements	1,036	306
Investment securities held-to-maturity		40,359
Other	929	1,241
Financial Liabilities
Time deposits	42,831	44,140
Short-term borrowings	21,461	12,678
Long-term debt	41,077	41,003
Other	1,342
Fair Value [Member] | Level 3 [Member]
Financial Assets
Investment securities held-to-maturity		11
Loans held for sale	43	21
Loans	297,241	284,790
Other	994	1,171
Financial Liabilities
Other	$ 2,336	$ 1,726